Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Building	20 years
Electronic equipment	3 years
Office equipment	3 years
Vehicles	5 years
Leasehold and property improvement	3-5 years

Schedule of Disaggregates the Group's Revenue

The following table disaggregates the Group’s revenue for the six months ended December 31, 2024, and 2025:

	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
By revenue type
Packaged tour service	15,413,411	8,178,216
Domestic	-	539,801
Oversea	15,413,411	7,638,415
Customized chartered bus service	1,588,793	1,184,451
Domestic	165,455	161,253
Oversea	1,423,338	1,023,198
Commute shuttle service	376,392	200,436
Domestic	376,392	200,436
Total	17,378,596	9,563,103